                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       December 31, 2003
                                                  ----------------------

Check here if Amendment      [  ];  Amendment Number:
         This Amendment  (Check only one.):    [  ]  is a restatement.
                                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Menno Insurance Service d/b/a MMA Capital Management
Address:                1110 North Main Street
                        Goshen
                        Indiana  46528

13F File Number:        28-6988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Howard L. Brenneman
Title:           President
Phone:           574/533-9511

Signature, Place, and Date of Signing:

         /s/ Howard L. Brenneman               Goshen, IN         2/10/04
         -----------------------              -------------       -------
                [Signature]                   [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                               -0-
                                                      ----------------
Form 13F Information Table Entry Total:               $ 189,891,494.00
                                                      ----------------
Form 13F Information Table Value Total:               $ 199,853,381.00
                                                      ----------------
                                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.                   13F File Number             Name

                               28 -
         ------------               --------------         --------------------

         [Repeat as necessary.]

MENNO INSURANCE SERVICE

                                Title of                 Fair                       Investment
Issuer                          Class     Cusip          Market Value        Shares Discretion    Voting    Authority
----------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services Inc      Common    00209A106        793,759.00        99,344 Sole           Sole      99344
Air Products & Chemicals Inc    Common    009158106      2,947,122.00        55,785 Sole           Sole      55785
Allstate Corp                   Common    020002101      3,888,277.00        90,383 Sole           Sole      90383
American International Group    Common    026874107      4,812,525.00        72,609 Sole           Sole      72609
Anadarko Petroleum Corp         Common    032511107      2,672,516.00        52,392 Sole           Sole      52392
Applied Materials               Common    038222105        747,252.00        33,300 Sole           Sole      33300
BB&T Corp                       Common    054937107        218,625.00         5,658 Sole           Sole      5658
BP PLC                          Common    055622104      6,519,727.00       132,112 Sole           Sole      132112
Bank of America Corp            Common    060505104      5,017,223.00        62,380 Sole           Sole      62380
Bank One Corp                   Common    06423A103      3,517,132.00        77,147 Sole           Sole      77147
Bellsouth Corp                  Common    079860102        541,407.00        19,131 Sole           Sole      19131
Biomet Inc                      Common    090613100      2,144,206.00        59,199 Sole           Sole      59199.5
Cardinal Health Inc             Common    14149Y108      5,924,875.00        96,875 Sole           Sole      96875
Chubb Corp                      Common    171232101      3,420,935.00        50,234 Sole           Sole      50234
Cisco Systems Inc               Common    17275R102      3,137,785.00       129,500 Sole           Sole      129500
Citigroup Inc                   Common    172967101      6,034,687.00       124,324 Sole           Sole      124324
Comcast Corp                    Common    20030N101        704,493.00        21,485 Sole           Sole      21485
Comcast Corp                    Common    20030N200        296,754.00         9,484 Sole           Sole      9484
ConocoPhillips                  Common    20825C104        462,072.00         7,047 Sole           Sole      7047
Darden Restaurants Inc          Common    237194105      1,483,636.00        70,515 Sole           Sole      70515
Dell Inc                        Common    24702R101      1,981,034.00        58,300 Sole           Sole      58300
Dollar General Corp             Common    256669102      2,559,982.00       121,962 Sole           Sole      121962
Dover Corp                      Common    260003108      2,636,578.00        66,329 Sole           Sole      66329
Ensco International             Common    26874Q100      1,435,799.00        52,845 Sole           Sole      52845
Emerson Electric Co             Common    291011104      4,592,394.00        70,925 Sole           Sole      70925
Federal National Mortgage Assn  Common    313586109      5,014,008.00        66,800 Sole           Sole      66800
First Data Corp                 Common    319963104      2,354,457.00        57,300 Sole           Sole      57300
FleetBoston Financial Corp      Common    339030108        476,483.00        10,916 Sole           Sole      10916
----------------------------------------------------------------------------------------------------------------------

MONDAY, FEBRUARY 09, 2004                                           PAGE 1 OF 3

                                Title of                 Fair                       Investment
Issuer                          Class     Cusip          Market Value        Shares Discretion    Voting    Authority
----------------------------------------------------------------------------------------------------------------------
Ford Motor Co                   Common    345370860        303,264.00        18,954 Sole           Sole      18954
Gannett Co                      Common    364730101      2,283,031.00        25,606 Sole           Sole      25606
General Mills Inc               Common    370334104      1,673,382.00        36,940 Sole           Sole      36940
Gillette Company                Common    375766102      2,020,150.00        55,000 Sole           Sole      55000
Hewlett Packard Co              Common    428236103        725,002.00        31,563 Sole           Sole      31563
Intel Corp                      Common    458140100      3,688,955.00       115,100 Sole           Sole      115100
International Paper Co          Common    460146103        214,429.00         4,974 Sole           Sole      4974
JP Morgan Chase & Co            Common    46625H100        775,738.00        21,120 Sole           Sole      21120
Jabil Circuit Inc               Common    466313103      2,804,077.00        99,084 Sole           Sole      99084
Johnson & Johnson               Common    478160104      4,743,680.00        91,825 Sole           Sole      91825
Kimberly-Clark Corp             Common    494368103      2,818,593.00        47,700 Sole           Sole      47700
Lehman Brothers Holdings        Common    524908100        217,065.00         2,811 Sole           Sole      2811
Lowe's Companies                Common    548661107      3,578,194.00        64,600 Sole           Sole      64600
MBNA Corp                       Common    55262L100      2,574,982.00       103,621 Sole           Sole      103621
Masco Corp                      Common    574599106      4,000,599.00       145,954 Sole           Sole      145954
McDonalds Corp                  Common    580135101        326,217.00        13,138 Sole           Sole      13138
Medtronic, Inc                  Common    585055106      4,769,856.00        98,125 Sole           Sole      98125
Merck & Co Inc                  Common    589331107      3,331,020.00        72,100 Sole           Sole      72100
Merrill Lynch Co                Common    590188108        327,150.00         5,578 Sole           Sole      5578
MetLife Inc                     Common    59156R108        264,949.00         7,869 Sole           Sole      7869
Microsoft Corp                  Common    594918104      4,989,551.00       182,300 Sole           Sole      182300
Morgan Stanley Dean Witter      Common    617446448        648,781.00        11,211 Sole           Sole      11211
National City Corp              Common    635405103        213,584.00         6,293 Sole           Sole      6293
Newell Rubbermaid, Inc          Common    651229106      2,704,985.00       118,796 Sole           Sole      118796
Norfolk Southern Corp           Common    655844108      2,522,580.00       106,663 Sole           Sole      106663
Oracle Corp                     Common    68389X105      2,293,420.00       173,350 Sole           Sole      173350
Pepsico Inc                     Common    713448108      4,574,121.00        98,115 Sole           Sole      98115
Pfizer Inc                      Common    717081103      6,449,492.00       182,550 Sole           Sole      182550
Pitney Bowes Inc                Common    724479100      3,907,644.00        96,200 Sole           Sole      96200
Procter & Gamble Co             Common    742718109      4,901,611.00        49,075 Sole           Sole      49075
----------------------------------------------------------------------------------------------------------------------

MONDAY, FEBRUARY 09, 2004                                           PAGE 2 OF 3

                                Title of                 Fair                       Investment
Issuer                          Class     Cusip          Market Value        Shares Discretion    Voting    Authority
----------------------------------------------------------------------------------------------------------------------

Protective Life                 Common    743674103      1,898,424.00        56,100 Sole           Sole      56100
Royal Dutch Petro               Common    780257804      1,129,895.00        21,567 Sole           Sole      21567
SBC Communications Inc          Common    78387G103      2,662,920.00       102,145 Sole           Sole      102145
Sara Lee Corp                   Common    803111103      1,945,216.00        89,600 Sole           Sole      89600
Schlumberger Ltd                Common    806857108      1,198,368.00        21,900 Sole           Sole      21900
Shell Transportation & Trading  Common    822703609        751,055.00        16,679 Sole           Sole      16679
Sonoco Products                 Common    835495102      2,671,270.00       108,500 Sole           Sole      108500
Sprint Corp                     Common    852061100        164,643.00        10,027 Sole           Sole      10027
Sun Microsystems Inc            Common    866810104        105,809.00        23,671 Sole           Sole      23671
Suntrust Banks                  Common    867914103        208,351.00         2,914 Sole           Sole      2914
Sysco Corp                      Common    871829107      2,257,069.00        60,625 Sole           Sole      60625
Target Corp                     Common    87612E106      4,250,880.00       110,700 Sole           Sole      110700
Texas Instruments Inc           Common    882508104      1,578,852.00        53,739 Sole           Sole      53739
Thomas & Betts Corp             Common    884315102      1,190,280.00        52,000 Sole           Sole      52000
3M Co                           Common    88579Y101      1,415,750.00        16,650 Sole           Sole      16650
Time Warner Inc                 Common    887317105      2,229,069.00       123,906 Sole           Sole      123906
U.S. Bancorp                    Common    902973304        594,558.00        19,965 Sole           Sole      19965
Verizon Communications Inc      Common    92343V104      2,686,637.00        76,586 Sole           Sole      76586
Wachovia Corp                   Common    929903102        638,423.00        13,703 Sole           Sole      13703
Washington Mutual Inc           Common    939322103        224,110.00         5,586 Sole           Sole      5586
Wells Fargo Company             Common    949746101      5,714,038.00        97,029 Sole           Sole      97029
Wendys International Inc        Common    950590109      1,515,370.00        38,618 Sole           Sole      38618
Transocean Sedco Forex Inc      Common    G90078109      1,878,662.00        78,245 Sole           Sole      78245
Aggregate Total                                        199,853,381.00     5,387,164
----------------------------------------------------------------------------------------------------------------------

MONDAY, FEBRUARY 09, 2004                                           PAGE 3 OF 3

FMV OF ALL LISTED SECURITIES


SUM OF FAIR MARKET VALUE
------------------------
                189,891,494.00










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MONDAY, FEBRUARY 09, 2004                                           PAGE 1 OF 1